Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		$ 2,087,730	$ 1,898,296
Additions	[1]	404,720	552,905
Disposals and write-offs		(1,449)	(10,435)
Depreciation		(199,893)	(177,029)
Impairment (loss) reversal of long-lived assets		(18,763)
[custom:DerecognitionOfPropertyPlantAndEquipment]	[1]	(29,216)
Foreign exchange effects		85,452	(83,539)
Transfers		(4,281)	(23,757)	[2]
Remeasurement of asset retirement obligations		(29,025)	(36,860)
Balance at the end of the year		2,295,275	2,087,730
Reclassification	[3]		(31,851)
Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		438,985	454,603
Additions	[1]	4	12
Disposals and write-offs		(568)	(567)
Depreciation		(82,293)	(56,493)
Impairment (loss) reversal of long-lived assets		19,802
[custom:DerecognitionOfPropertyPlantAndEquipment]	[1]	(19,688)
Foreign exchange effects		18,577	(15,963)
Transfers		466,513	57,393	[2]
Balance at the end of the year		841,332	438,985
Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		567,371	626,194
Additions	[1]	706	671
Disposals and write-offs		(369)	(7,663)
Depreciation		(109,009)	(110,895)
Impairment (loss) reversal of long-lived assets		7,513
[custom:DerecognitionOfPropertyPlantAndEquipment]	[1]	(8,711)
Foreign exchange effects		23,855	(23,188)
Transfers		284,635	82,252	[2]
Balance at the end of the year		765,991	567,371
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		812,095	527,532
Additions	[1]	381,223	507,907
Disposals and write-offs		(430)	(454)
Impairment (loss) reversal of long-lived assets		(6,168)
[custom:DerecognitionOfPropertyPlantAndEquipment]	[1]	(634)
Foreign exchange effects		37,280	(40,278)
Transfers		(767,561)	(182,612)	[2]
Balance at the end of the year		455,805	812,095
Transfer		748
Additions		15,946	19,614
Transfer to inventories		23,009
Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		83,803	86,812
Additions	[1]	22,252	42,739
Depreciation		(5,169)	(6,436)
Foreign exchange effects		3,686	(2,452)
Remeasurement of asset retirement obligations		(29,025)	(36,860)
Balance at the end of the year		75,547	83,803
Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		165,237	183,624
Additions	[1]	479
Depreciation		(2,120)	(2,062)
Impairment (loss) reversal of long-lived assets		(39,910)
Foreign exchange effects		1,215	(1,027)
Transfers		3,524	16,553	[2]
Balance at the end of the year		128,425	165,237
Reclassification	[3]		(31,851)
Transfer		31,851
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		20,239	19,531
Additions	[1]	56	1,576
Disposals and write-offs		(82)	(1,751)
Depreciation		(1,302)	(1,143)
[custom:DerecognitionOfPropertyPlantAndEquipment]	[1]	(183)
Foreign exchange effects		839	(631)
Transfers		8,608	2,657	[2]
Balance at the end of the year		28,175	20,239
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		4,678,973	4,520,321
Balance at the end of the year		5,135,969	4,678,973
Gross carrying amount [member] | Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		1,054,413	1,022,432
Balance at the end of the year		1,512,360	1,054,413
Gross carrying amount [member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		2,330,748	2,360,426
Balance at the end of the year		2,636,582	2,330,748
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		874,776	596,675
Balance at the end of the year		521,191	874,776
Gross carrying amount [member] | Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		202,242	211,650
Balance at the end of the year		200,665	202,242
Gross carrying amount [member] | Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		181,528	292,322
Balance at the end of the year		221,077	181,528
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		35,266	36,816
Balance at the end of the year		44,094	35,266
Accumulated Depreciation Amortization And Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(2,591,243)	(2,622,025)
Balance at the end of the year		(2,840,694)	(2,591,243)
Accumulated Depreciation Amortization And Impairment [Member] | Dam and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(615,428)	(567,829)
Balance at the end of the year		(671,028)	(615,428)
Accumulated Depreciation Amortization And Impairment [Member] | Machinery equipment and facilities [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(1,763,377)	(1,734,232)
Balance at the end of the year		(1,870,591)	(1,763,377)
Accumulated Depreciation Amortization And Impairment [Member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(62,681)	(69,143)
Balance at the end of the year		(65,386)	(62,681)
Accumulated Depreciation Amortization And Impairment [Member] | Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(118,439)	(124,838)
Balance at the end of the year		(125,118)	(118,439)
Accumulated Depreciation Amortization And Impairment [Member] | Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(16,291)	(108,698)
Balance at the end of the year		(92,652)	(16,291)
Accumulated Depreciation Amortization And Impairment [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(15,027)	(17,285)
Balance at the end of the year		$ (15,919)	$ (15,027)

[1]	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 15,946 for the year ended on December 31, 2022 (December 31, 2021: USD 19,614).
[2]	Amount includes: (i) in 2021 a transfer from Assets and projects under construction to Inventories (raw materials) of USD 23,009 related to the ore pile costs that were incurred during Aripuanã´s commissioning phase and which should already be included in the Company's inventory; and (ii) USD 748 thousand related to other intangibles.
[3]	Reclassification of USD 31,851 from Mining projects to Intangible assets (Rights to use natural resources), as explained in note 22 (a).